Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 783,451	¥ 5,439,499	¥ 6,071,487
Time deposits	2,788,578	19,361,098	14,593,291
Restricted cash	500,255	3,473,273	2,192,634
Accounts receivable, net	612,314	4,251,297	2,614,149
Inventories, net	227,298	1,578,130	817,765
Prepayments and other current assets	532,616	3,697,952	2,695,510
Short-term investments	1,668,172	11,582,116	5,013,499
Deferred tax assets	77,249	536,339	410,589
Total current assets	7,189,933	49,919,704	34,408,924
Non-current assets:
Property, equipment and software, net	348,482	2,419,510	2,092,046
Land use right, net	84,817	588,887	238,878
Deferred tax assets	3,455	23,984	24,685
Time deposits	79,217	550,000	1,110,000
Restricted cash	296,702	2,060,000	1,200,000
Long-term investments	283,743	1,970,027	1,764,652
Other long-term assets	71,979	499,748	318,245
Total non-current assets	1,168,395	8,112,156	6,748,506
Total assets	8,358,328	58,031,860	41,157,430
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB515,552 and RMB917,264 as of December 31, 2015 and 2016, respectively)	201,093	1,396,187	700,600
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB82,616 and RMB89,578 as of December 31, 2015 and 2016, respectively)	214,813	1,491,448	920,982
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB43,475 and RMB43,309 as of December 31, 2015 and 2016, respectively)	248,092	1,722,501	736,214
Short-term loans	549,574	3,815,691	2,272,760
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries of RMB4,439,238 and RMB7,223,764 as of December 31, 2015 and 2016, respectively)	1,084,724	7,531,238	4,651,750
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,093,939 and RMB1,697,195 as of December 31, 2015 and 2016, respectively)	463,693	3,219,419	2,218,330
Deferred tax liabilities	51,637	358,514	166,787
Total current liabilities	2,813,626	19,534,998	11,667,423
Long-term payable:
Deferred tax liabilities	4,857	33,721	81,434
Other long-term payable	29	200	84,974
Total liabilities	2,818,512	19,568,919	11,833,831
Commitments and contingencies (See Note 21)
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,286,932 shares issued and outstanding as of December 31, 2015 and 3,281,480 shares issued and outstanding as of December 31, 2016	385	2,676	2,685
Additional paid-in capital	235,914	1,637,953	1,779,331
Statutory reserves	167,098	1,160,161	1,010,917
Accumulated other comprehensive income	8,855	61,479	27,452
Retained earnings	5,088,408	35,328,812	26,419,698
NetEase, Inc's shareholders' equity	5,500,660	38,191,081	29,240,083
Noncontrolling interests	39,156	271,860	83,516
Total shareholders' equity	5,539,816	38,462,941	29,323,599
Total liabilities and shareholders' equity	$ 8,358,328	¥ 58,031,860	¥ 41,157,430